Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 21,436	¥ 18,664
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,963	2,132
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,619	2,735
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,251	1,067
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	12,299	9,160
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 3,304	¥ 3,570